Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements

2.               Significant accounting policies and recent accounting pronouncements:

A summary of the Company’s significant accounting policies and recent accounting pronouncements is included in Note 2 to the Company’s consolidated financial statements included in the 2021 Annual Report. There have been no changes to the Company’s significant accounting policies and recent accounting pronouncements in the six-month period ended June 30, 2022.

The time charter-in payments required to be made after June 30, 2022, for the outstanding operating lease liabilities of the time charter-in agreements with an initial term exceeding 12 months, recognized on the balance sheet, as described in Note 2x) A) to the Company’s consolidated financial statements included in the 2021 Annual Report, are as follows:

Twelve month periods ending	Amount
June 30, 2023	$11,739
June 30, 2024	7,776
June 30, 2025	6,242
June 30, 2026	6,242
June 30, 2027	5,900
June 30, 2028 and thereafter	8,891
Total undiscounted lease payments	$46,790
Discount based on incremental borrowing rate	(4,338)
Present value of lease liability	42,452

The weighted average remaining lease term of these charter-in arrangements as of June 30, 2022 is 5.62 years.

The office rental payments required to be made after June 30, 2022, for the outstanding operating lease liabilities of the office rental arrangements, recognized on the balance sheet, as described in Note 2x) D) to the Company’s consolidated financial statements included in the 2021 Annual Report, are as follows:

Twelve month periods ending	Amount
June 30, 2023	$269
June 30, 2024	102
June 30, 2025	21
June 30, 2026	–
June 30, 2027	–
June 30, 2028 and thereafter	–
Total undiscounted lease payments	$392
Discount based on incremental borrowing rate	–
Present value of lease liability	392

The weighted average remaining lease term of these office rent arrangements as of June 30, 2022 is 1.62 years. Office rent expenses for the six-month periods ended June 30, 2021 and 2022 were $277 and $247, respectively.